Goodwill and Intangible Assets (Schedule of Future Amortization Expense, Intangible Assets) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Sep. 27, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Remainder of fiscal 2014	$ 103.1
Fiscal 2015	200.7	35.4
Fiscal 2016	198.8	35.3
Fiscal 2017	197.4	33.9
Fiscal 2018	188.7	25.2
Fiscal 2014		$ 35.4